Dividends paid and proposed	12 Months Ended
Dec. 31, 2017
Disclosure Of Dividends [Abstract]
Dividends paid and proposed
Dividends paid and proposed

	2017	2016	2015
	$M	$M	$M
Dividends declared and paid during the year:
Interim dividend paid February 4, 2015 ($0.10 per ordinary share)	—	—	2.7
Interim dividend paid May 6, 2015 ($0.10 per ordinary share)	—	—	2.7
Interim dividend paid August 5, 2015 ($0.10 per ordinary share)	—	—	2.7
Interim dividend paid November 4, 2015 ($0.10 per ordinary share)	—	—	2.7
Interim dividend paid February 3, 2016 ($0.125 per ordinary share)	—	3.4	—
Interim dividend paid May 4, 2016 ($0.125 per ordinary share)	—	3.3	—
Interim dividend paid August 3, 2016 ($0.125 per ordinary share)	—	3.3	—
Interim dividend paid November 2, 2016 ($0.125 per ordinary share)	—	3.3	—
Interim dividend paid February 1, 2017 ($0.125 per ordinary share)	3.3	—	—
Interim dividend paid May 3, 2017 ($0.125 per ordinary share)	3.3	—	—
Interim dividend paid August 2, 2017 ($0.125 per ordinary share)	3.3	—	—
Interim dividend paid November 1, 2017 ($0.125 per ordinary share)	3.4	—	—
	13.3	13.3	10.8

	2017	2016	2015
	$M	$M	$M
Dividends declared and paid after December 31 (not recognized as a liability at December 31):
Interim dividend paid February 3, 2016: ($0.125 per ordinary share)	—	—	2.7
Interim dividend paid February 1, 2017: ($0.125 per ordinary share)	—	3.3	—
Interim dividend paid February 7, 2018: ($0.125 per ordinary share)	3.4	—	—
	3.4	3.3	2.7